Income Taxes - Additional Information (Detail) $ in Millions, ¥ in Billions	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019	Jun. 30, 2020 USD ($)
Income Taxes [Line Items]
Unified statutory income tax rate under current EIT law	25.00%
PRC statutory withholding tax rate to which dividends paid by a FIE to any of its foreign non-resident enterprise investors	10.00%
PRC special withholding tax rate to which dividends paid by a FIE to its foreign non-resident enterprise investors in Hong Kong	5.00%
Accrued withholding tax	¥ 1.8		$ 268
Undistributed earnings no withholding tax has accrued	¥ 147.3		$ 20,800
State Administration of Taxation, China [Member]
Income Taxes [Line Items]
Effective tax rate	56.00%	49.00%
Baidu HK
Income Taxes [Line Items]
Income tax rate	16.50%